Share Repurchases	12 Months Ended
Dec. 31, 2024
Disclosure Text Block [Abstract]
Share Repurchases
15.
Share Repurchases

In November 2023, the Board approved a share repurchase program (the “Share Repurchase Program”), authorizing the Company to repurchase up to $50,000 of common shares outstanding. Under the Share Repurchase Program, management is authorized to purchase common shares from time to time through open market purchases or privately negotiated transactions at prevailing prices as permitted by securities laws and other legal requirements, and subject to market conditions and other factors.

During the year ended December 31, 2024, we repurchased 2,644,712 of our common shares for $42,921 at an average price of $16.23 per share. These repurchases are recorded at cost as treasury shares within the Consolidated Statement of Financial Position and Consolidated Statement of Shareholders' Equity. As of December 31, 2024, a total of $7,079 remained available for future repurchases. In February 2025, the Board authorized the Company to repurchase up to an additional $70,000 of common shares under the Share Repurchase Program.